Fair Value Measurements	9 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1 —	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 —	Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading debt securities, available-for-sale
debt securities, certain equity securities, derivatives, certain reinsurance recoverables, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2022:
March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥151,601	¥0	¥151,601	¥0
Trading debt securities	2,503	0	2,503	0
Available-for-sale debt securities:	2,174,891	1,095	2,032,736	141,060
Japanese and foreign government bond securities*2	832,613	1,095	831,518	0
Japanese prefectural and foreign municipal bond securities	325,604	0	322,551	3,053
Corporate debt securities*3	849,560	0	848,863	697
CMBS and RMBS in the Americas	28,732	0	28,732	0
Other asset-backed securities and debt securities	138,382	0	1,072	137,310
Equity securities*4*5	385,271	112,200	160,099	112,972
Derivative assets:	51,366	292	46,214	4,860
Interest rate swap agreements	9,570	0	9,570	0
Options held/written and other	25,664	0	20,804	4,860
Futures, foreign exchange contracts	16,006	292	15,714	0
Foreign currency swap agreements	126	0	126	0
Netting*6	(20,333)	0	0	0
Net derivative assets	31,033	0	0	0
Other assets:	5,214	0	0	5,214
Reinsurance recoverables*7	5,214	0	0	5,214

Total	¥2,770,846	¥113,587	¥2,393,153	¥264,106

Liabilities:
Derivative liabilities:	¥105,705	¥2,026	¥95,047	¥8,632
Interest rate swap agreements	8,182	0	8,182	0
Options held/written and other	21,562	0	12,930	8,632
Futures, foreign exchange contracts	71,443	2,026	69,417	0
Foreign currency swap agreements	4,518	0	4,518	0
Netting*6	(20,333)	0	0	0
Net derivative Liabilities	85,372	0	0	0
Policy Liabilities and Policy Account Balances:	198,905	0	0	198,905
Variable annuity and variable life insurance contracts*8	198,905	0	0	198,905

Total	¥304,610	¥2,026	¥95,047	¥207,537

December 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥182,700	¥0	¥6,645	¥176,055
Trading debt securities	2,968	0	2,968	0
Available-for-sale debt securities:	2,107,359	5,087	1,899,591	202,681
Japanese and foreign government bond securities*2	746,085	3,800	742,285	0
Japanese prefectural and foreign municipal bond securities	354,010	0	350,700	3,310
Corporate debt securities*3	772,155	1,287	764,687	6,181
CMBS and RMBS in the Americas	40,942	0	40,942	0
Other asset-backed securities and debt securities	194,167	0	977	193,190
Equity securities*4*5	355,370	100,108	127,944	127,318
Derivative assets:	119,793	1,156	111,607	7,030
Interest rate swap agreements	25,840	0	25,840	0
Options held/written and other	39,610	0	32,580	7,030
Futures, foreign exchange contracts	53,782	1,156	52,626	0
Foreign currency swap agreements	561	0	561	0
Netting*6	(16,464)	0	0	0
Net derivative assets	103,329	0	0	0
Other assets:	5,138	0	0	5,138
Reinsurance recoverables*7	5,138	0	0	5,138

Total	¥2,773,328	¥106,351	¥2,148,755	¥518,222

Liabilities:
Derivative liabilities:	¥59,775	¥380	¥39,492	¥19,903
Interest rate swap agreements	1,389	0	1,389	0
Options held/written and other	36,858	0	16,955	19,903
Futures, foreign exchange contracts	17,454	380	17,074	0
Foreign currency swap agreements	4,070	0	4,070	0
Credit derivatives written	4	0	4	0
Netting*6	(16,464)	0	0	0
Net derivative Liabilities	43,311	0	0	0
Policy Liabilities and Policy Account Balances:	162,958	0	0	162,958
Variable annuity and variable life insurance contracts*8	162,958	0	0	162,958

Total	¥222,733	¥380	¥39,492	¥182,861

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥138 million and a loss of ¥3,664 million from the change in the fair value of the loans for the nine months ended December 31, 2021 and 2022, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥931 million and ¥156 million from the change in the fair value of the loans for the three months ended December 31, 2021 and 2022, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2022, were ¥186,546 million and ¥182,700 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥3,846 million. As of March 31, 2022 and December 31, 2022, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million and a loss of ¥15 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. There were no “Gains on investment securities and dividends” recorded in the consolidated statements of income from the change in the fair value of those investments for the three months ended December 31, 2021. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥6 million from the change in the fair value of those investments for the three months ended December 31, 2022. There were no such investments elected the fair value option as of March 31, 2022. The amount of aggregate fair value elected the fair value option was ¥238 million as of December 31, 2022.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥55 million and a loss of ¥705 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥31 million and ¥272 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥10,074 million as of March 31, 2022 and December 31, 2022, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥786 million and ¥499 million from the change in the fair value of those investments for the nine months ended December 31, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were a gain of ¥201 million and a loss of ¥47 million from the change in the fair value of those investments for the three months ended December 31, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥15,002 million as of March 31, 2022 and December 31, 2022, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥46,085 million as of March 31, 2022 and December 31, 2022, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥5,138 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥162,958 million as of March 31, 2022 and December 31, 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2021 and 2022, see Note 17 “Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2021 and 2022:
Nine months ended December 31, 2021

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥133,457	¥5,248	¥3,654	¥8,902	¥51,327	¥(7,485)	¥(48,016)	¥0	¥138,185	¥711	¥3,777
Japanese prefectural and foreign municipal bond securities	2,761	0	108	108	0	0	0	0	2,869	0	108
Corporate debt securities	1,021	0	(0)	(0)	0	0	(282)	0	739	0	(0)
Other asset-backed securities and debt securities	129,675	5,248	3,546	8,794	51,327	(7,485)	(47,734)	0	134,577	711	3,669
Equity securities	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Investment funds, and others	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Derivative assets and liabilities (net)	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Options held/written and other	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Other asset	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Reinsurance recoverables *5	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Policy Liabilities and Policy Account Balances	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)
Variable annuity and variable life insurance contracts *6	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)

Nine months ended December 31, 2022

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0
Available-for-sale debt securities	¥141,060	¥2,999	¥67	¥3,066	¥72,735	¥(5,678)	¥(8,502)	¥0	¥202,681	¥2,793	¥431
Japanese prefectural and foreign municipal bond securities	3,053	0	257	257	0	0	0	0	3,310	0	257
Corporate debt securities	697	(22)	(0)	(22)	5,922	0	(416)	0	6,181	(55)	1
Other asset-backed securities and debt securities	137,310	3,021	(190)	2,831	66,813	(5,678)	(8,086)	0	193,190	2,848	173
Equity securities	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Investment funds, and others	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Derivative assets and liabilities (net)	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Options held/written and other	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Other asset	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Reinsurance recoverables *5	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Policy Liabilities and Policy Account Balances	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16
Variable annuity and variable life insurance contracts *6	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In the nine months ended December 31, 2021, investment funds, and others totaling ¥610 million were transferred from Level 3 to Level 1, since the inputs became observable. In the nine months ended December 31, 2022, loans held for sale totaling ¥176,055 million were transferred from Level 2 to Level 3, since the inputs became unobservable.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended December 31, 2021 and 2022:
Three months ended December 31, 2021

	Millions of yen

	Balance at September 30, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥137,236	¥967	¥1,827	¥2,794	¥29,057	¥0	¥(30,902)	¥0	¥138,185	¥390	¥1,873
Japanese prefectural and foreign municipal bond securities	2,791	0	78	78	0	0	0	0	2,869	0	78
Corporate debt securities	809	0	0	0	0	0	(70)	0	739	0	(0)
Other asset-backed securities and debt securities	133,636	967	1,749	2,716	29,057	0	(30,832)	0	134,577	390	1,795
Equity securities	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Investment funds, and others	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Derivative assets and liabilities (net)	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Options held/written and other	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Other asset	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Reinsurance recoverables*5	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Policy Liabilities and Policy Account Balances	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9
Variable annuity and variable life insurance contracts*6	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9

Three months ended December 31, 2022

	Millions of yen

	Balance at September 30, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0

Available-for-sale debt securities	¥195,005	¥(7,012)	¥(5,644)	¥(12,656)	¥25,374	¥0	¥(5,042)	¥0	¥202,681	¥(7,202)	¥(5,659)
Japanese prefectural and foreign municipal bond securities	3,612	0	(302)	(302)	0	0	0	0	3,310	0	(302)
Corporate debt securities	350	(22)	1	(21)	5,922	0	(70)	0	6,181	(55)	1
Other asset-backed securities and debt securities	191,043	(6,990)	(5,343)	(12,333)	19,452	0	(4,972)	0	193,190	(7,147)	(5,358)
Equity securities	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Investment funds, and others	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Derivative assets and liabilities (net)	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Options held/written and other	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Other asset	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Reinsurance recoverables *5	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Policy Liabilities and Policy Account Balances	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)
Variable annuity and variable life insurance contracts *6	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In the three months ended December 31, 2021, investment funds, and others totaling ¥610 million were transferred from Level 3 to Level 1, since the inputs became observable. In the three months ended December 31, 2022, loans held for sale totaling ¥176,055 million were transferred from Level 2 to Level 3, since the inputs became unobservable.

The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the nine months ended December 31, 2022. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥235	¥0	¥235	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	0	0	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	59,847	0	262	59,585
Certain equity securities	9,451	0	9,451	0
Certain investments in affiliates	2,846	0	0	2,846
Certain reporting units including goodwill	192	0	0	192
Certain intangible assets acquired in business combinations	98,014	0	0	98,014

	¥177,557	¥0	¥9,948	¥167,609

Nine months ended December 31, 2022
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥277	¥0	¥277	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,994	0	0	5,994
Investment in operating leases, property under facility operations and other assets	3,931	0	31	3,900
Certain equity securities	6,125	0	6,125	0

	¥16,327	¥0	¥6,433	¥9,894

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, if the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread. The loans held for sale in the Americas are classified as Level 3, if the Company and its subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market.

Real estate collateral-dependent loans
The allowance for credit losses for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for loans with deterioration in credit quality determined using a present value technique is not considered a fair value measurement. However, measurement for loans with deterioration in credit quality determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.
The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases, property under facility operations, office facilities and other assets, and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified these assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Movable properties owned by a certain subsidiary are classified as Level 2, because fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets.
Trading debt securities and
available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries classified these securities that were measured at fair value based on the observable inputs such as trading price and/or bit price as Level 2. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security, discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

Equity securities and investment in affiliates
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. In addition, a certain Americas subsidiary measures its investments held by the investment companies which are owned by the subsidiary at fair value. These investment funds, certain equity securities and certain investments in affiliates are classified as Level 3, because fair value measurement is based on the combination of discounted cash flow methodologies and market multiple valuation methods, or broker quotes. Discounted cash flow methodologies use future cash flows to be generated from investees, weighted average cost of capital (WACC) and others. Market multiple valuation methods use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on actual and projected cash flows, comparable peer companies, and comparable precedent transactions and others. Furthermore, certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market, or broker quotes.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Reporting units including goodwill
Certain reporting units including goodwill are classified as level 3, because fair value measurement is based on discounted cash flow methodologies and business enterprise value multiples methodologies using inputs that are unobservable in the market. Discounted cash flow methodologies use future cash flows to be generated, weighted average cost of capital (WACC) and others. Business enterprise value multiples methodologies use earnings before interest, taxes, depreciation and amortization (EBITDA) multiples based on comparable peer companies, comparable precedent transactions and others.
Intangible assets acquired in business combinations
Certain intangible assets acquired in business combinations are classified as level 3, because fair value measurement is based on discounted cash flow methodologies using inputs that are unobservable in the market. Discounted cash flow methodologies use future cash flows, weighted average cost of capital (WACC) and others.

Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2022.

	March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,053	Appraisals/Broker quotes	—	—
Corporate debt securities	697	Discounted cash flows	Discount rate	0.4% – 0.7% (0.5%)
Other asset-backed securities and debt securities	25,666	Discounted cash flows	Discount rate	0.1% – 51.2% (10.6%)
			Probability of default	1.9% (1.9%)
	111,644	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	86,903	Discounted cash flows	WACC	11.9% – 18.6% (16.3%)
			EV/Terminal EBITDA multiple	8.3x-12.0x (9.9x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.4x-12.6x (9.5x)
			EV/Forward EBITDA multiple	5.7x-12.5x (9.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x-14.5x (10.3x)
	26,069	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	4,792	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,214	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 14.0% (5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥264,106

Liabilities:
Derivative liabilities:
Options held/written and other	¥8,600	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contract s	198,905	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (1.9%)
			Lapse rate	1.5% – 30.0% (6.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (71.8%)

Total	¥207,537

	December 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥176,055	Discounted cash flows	Discount rate	9.0% – 10.0% (9.3%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,310	Appraisals/Broker quotes	—	—
Corporate debt securitie s	314	Discounted cash flows	Discount rate	0.4% – 4.3% (0.8%)
	5,867	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	24,635	Discounted cash flows	Discount rate	0.3% – 51.2% (10.2%)
			Probability of default	1.9% (1.9%)
	168,555	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	108,768	Discounted cash flows	WACC	11.9% – 26.4% (17.3%)
			EV/Terminal EBITDA multiple	7.5x-12.0x (9.8x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.1x-8.8x (7.8x)
			EV/Forward EBITDA multiple	4.9x-8.6x (7.3x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-14.5x (10.1x)
	18,550	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	7,030	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
Other assets:
Reinsurance recoverables	5,138	Discounted cash flows	Discount rate	(0.6)% – 2.1% (0.5%)
			Mortality rate	0.0% – 100.0% (2.6%)
			Lapse rate	1.5% – 14.0% (5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥518,222

Liabilities:
Derivative liabilities:
Options held/written and other	¥19,875	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
	28	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	162,958	Discounted cash flows	Discount rate	(0.6)% – 2.1% (0.5%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (69.6%)

Total	¥182,861

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the nine months ended December 31, 2022.

	Year ended March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,511	Direct capitalization	Capitalization rate	5.0% – 8.5%
				(6.1%)
	5,461	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	32,328	Discounted cash flows	Discount rate	5.2%
				(5.2%)
	27,257	Appraisals	—	—
Certain investments in affiliates	2,846	Appraisals	—	—
Certain reporting units including goodwill	192	Discounted cash flows	Discount rate	10.7%
				(10.7%)
Certain intangible assets acquired in business combinations	98,014	Discounted cash flows	Discount rate	10.9%
				(10.9%)

	¥167,609

	Nine months ended December 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,433	Direct capitalization	Capitalization rate	4.7% – 6.9%
				(5.9%)
	4,561	Appraisals	—	—
Investment in operating leases, property under facility operations and other assets	3,240	Discounted cash flows	Discount rate	0.5% – 5.8%
				(4.9%)
	660	Appraisals	—	—

	¥9,894

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.
Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
Unobservable inputs are weighted by the relative fair value of the asset or liability.
For more analysis of the uncertainty of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.